UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southhampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Chief Compliance Officer
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     August 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $135,731 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     9569   138199 SH       Sole                    58225        0    79974
APPLE COMPUTER INC             COM              037833100     8447   147503 SH       Sole                    61350        0    86153
AT&T INC                       COM              00206R102     5907   211788 SH       Sole                   118364        0    93424
BANK OF AMERICA CORPORATION    COM              060505104     6140   127659 SH       Sole                    78565        0    49094
BRISTOL MYERS SQUIBB CO        COM              110122108     4422   171012 SH       Sole                    92900        0    78112
CHEVRON CORP NEW               COM              166764100     5213    83992 SH       Sole                    46005        0    37987
CITIGROUP INC                  COM              172967101     5275   109330 SH       Sole                    64814        0    44516
CONAGRA FOODS INC              COM              205887102     4559   206201 SH       Sole                   112300        0    93901
DU PONT E I DE NEMOURS & CO    COM              263534109     4349   104541 SH       Sole                    56325        0    48216
EASTMAN KODAK CO               COM              277461109     4552   191403 SH       Sole                   100925        0    90478
EOG RES INC                    COM              26875P101     2416    34850 SH       Sole                      650        0    34200
EXPRESS SCRIPTS INC            COM              302182100     2107    29375 SH       Sole                      500        0    28875
GENERAL MTRS CORP              COM              370442105     6300   211492 SH       Sole                   117125        0    94367
HALLIBURTON CO                 COM              406216101    10822   145824 SH       Sole                    66400        0    79424
HEINZ H J CO                   COM              423074103     5437   131892 SH       Sole                    71325        0    60567
HESS CORP                      COM              42809H107     2874    54375 SH       Sole                     1125        0    53250
ISHARES TR                     RUSSELL 2000     464287655      207     2880 SH       Sole                        0        0     2880
JP MORGAN CHASE & CO           COM              46625H100     5453   129845 SH       Sole                    79731        0    50114
MERCK & CO INC                 COM              589331107     4976   136583 SH       Sole                    71350        0    65233
MIDCAP SPDR TR                 UNIT SER 1       595635103      248     1785 SH       Sole                        0        0     1785
NUCOR CORP                     COM              670346105     8620   158900 SH       Sole                    65600        0    93300
NVIDIA CORP                    COM              67066G104     1818    85375 SH       Sole                     1500        0    83875
PFIZER INC                     COM              717081103     4382   186706 SH       Sole                    96825        0    89881
SARA LEE CORP                  COM              803111103     3271   204168 SH       Sole                   112000        0    92168
TRANSOCEAN INC                 ORD              G90078109     2763    34396 SH       Sole                      650        0    33746
VALERO ENERGY CORP NEW         COM              91913Y100    10859   163249 SH       Sole                    69925        0    93324
WELLS FARGO & CO NEW           COM              949746101     4745    70734 SH       Sole                    37900        0    32834